Schedule of measured warrants (Details) - Liability warrants [member] - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 49,894	$ 4,868,703
Change in fair value	194,035	(3,940,303)
Foreign exchange	(1,607)	(69,213)
Ending Balance	$ 242,322	$ 859,187